Provisions (Schedule of changes in provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions, beginning balance	$ 314,425	$ 218,924
Net additional provisions made	12,410	76,127
Amounts used	(23,704)	(15,525)
Unwinding of discount	3,543	4,392
Effect of change in discount rate	43,180	23,635
Effect of foreign exchange	7,509	7,648
Effect of change in share price	8,111	(776)
Provisions, ending balance	365,474	314,425
Decommissioning, restoration and similar liabilities [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	302,116	202,024
Net additional provisions made	5,868	68,881
Amounts used	(18,737)	(4,136)
Unwinding of discount	3,543	4,392
Effect of change in discount rate	43,180	23,635
Effect of foreign exchange	7,162	7,320
Effect of change in share price	0	0
Provisions, ending balance	343,132	302,116
Deferred share units [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	3,876	4,288
Net additional provisions made	1,628	1,479
Amounts used	(497)	(1,668)
Unwinding of discount	0	0
Effect of change in discount rate	0	0
Effect of foreign exchange	191	99
Effect of change in share price	3,521	(322)
Provisions, ending balance	8,719	3,876
Restricted share units [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	5,477	12,201
Net additional provisions made	3,642	2,885
Amounts used	(2,646)	(9,380)
Unwinding of discount	0	0
Effect of change in discount rate	0	0
Effect of foreign exchange	116	225
Effect of change in share price	3,860	(454)
Provisions, ending balance	10,449	5,477
Performance share unit [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	0	0
Net additional provisions made	1,257	0
Amounts used	0	0
Unwinding of discount	0	0
Effect of change in discount rate	0	0
Effect of foreign exchange	43	0
Effect of change in share price	730	0
Provisions, ending balance	2,030	0
Other provisions [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	2,956	411
Net additional provisions made	15	2,882
Amounts used	(1,824)	(341)
Unwinding of discount	0	0
Effect of change in discount rate	0	0
Effect of foreign exchange	(3)	4
Effect of change in share price	0	0
Provisions, ending balance	$ 1,144	$ 2,956